Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 29,398,047	$ 21,309,092
Short-term investments	3,748,900	1,056,286
Accounts receivable, net	47,060	402,428
Accounts receivable - related parties	8,093
Other receivables and prepaid expenses	1,385,394	199,515
Other receivables – related party	928,913	2,727,082
Deposit		13,333,538
Escrow	600,000
Total current assets	36,116,407	39,027,941
PROPERTY AND EQUIPMENT, NET	9,904,289	372,215
OTHER ASSETS
Certificate of deposits	3,136,910
Right-of-use assets	11,494
Escrow		600,000
Investments	548,151	535,617
Intangible assets, net	1,120,021	572,992
Total other assets	4,816,576	1,708,609
Total assets	50,837,272	41,108,765
CURRENT LIABILITIES
Accounts payable	1,623,829	4,831,394
Accounts payable - related parties	1,665	1,229,381
Deferred revenue	697,863	243,355
Other payables and accrued liabilities	1,284,235	1,043,383
Other payables - related parties		7,312
Taxes payable	29,826	184,694
Lease liability	11,494
Total current liabilities	3,648,912	7,539,519
Total liabilities	3,648,912	7,539,519
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized,
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,654,712 and 30,054,712 shares issued, 21,044,712 and 20,444,712 shares outstanding as of December 31, 2021 and 2020, respectively	1,533	1,503
Treasury shares, at cost, 9,610,000 shares as of December 31, 2021 and 2020	(481)	(481)
Additional paid-in capital	21,884,962	18,884,992
Subscription receivable	(1,000,000)
Statutory reserves	112,347	112,347
Retained earnings	25,092,043	13,647,770
Accumulated other comprehensive income	1,097,956	923,115
Total shareholders’ equity	47,188,360	33,569,246
Total liabilities and shareholders’ equity	$ 50,837,272	$ 41,108,765